CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (2,965)	$ (3,697)	$ (3,748)
Other operating gains	350	0	0
Operating (loss) / profit	2,019	554	1,467
Income tax	(498)	(369)	(472)
Total non-operating income and expenses	21	(68)	(97)
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(160)	(240)	(177)
Other operating gains	350	0	0
Recharged expenses to group companies	21	47	60
Operating (loss) / profit	211	(193)	(117)
Finance income and (costs)	6	4	0
Share in result of subsidiaries after tax	404	771	(387)
Income tax	0	0	(1)
Total non-operating income and expenses	410	775	(388)
Profit / (loss) for the year	$ 621	$ 582	$ (505)